Note 24 - Capital Management - Cash and Cash Equivalents (Details) (Parentheticals) $ in Thousands, $ in Thousands	Mar. 31, 2019 CAD ($)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 CAD ($)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 CAD ($)	Feb. 28, 2017 CAD ($)
Statement Line Items [Line Items]
Cash equivalents	$ 20,625		$ 6,640		$ 2,994	$ 2,989
Term deposits issued in US currency [member]
Statement Line Items [Line Items]
Cash equivalents			4,193	$ 3,250
Commercial papers issued in US currency [member]
Statement Line Items [Line Items]
Cash equivalents			1,418	1,099
Promissory notes issued in US currency [member]
Statement Line Items [Line Items]
Cash equivalents			$ 1,029	$ 798